Note 13 - Subsequent Events	6 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Subsequent Events [Text Block]
13.	Subsequent Events

On September 8, 2021 the Company purchased from a company affiliated with Mr. Evangelos J. Pistiolis (the “Seller”) for a consideration of $29,750 an additional 65% ownership interest in Julius Caesar Inc. and Legio X Inc. (the “VLCC Companies”). Following this transaction, the Company is the 100% owner of the VLCC Companies (see Notes 3 and 8 for related capital commitments assumed). The Seller will remain the guarantor on the shipbuilding contracts towards the shipyard and in addition the Seller shall provide a financing option to the Company by remaining responsible to the shipyard for up to 20% of the shipbuilding cost per vessel (increased from 10%, as previously agreed on January 6, 2021, see Note 1), at the option of the Company, to be exercised until each vessel’s delivery date.

The amount of finance will need to be repaid to the Seller within 36 months from delivery. The cost of finance shall be agreed between the parties at the time of exercise and will take into account market terms for similar duration unsecured financings. The transaction was approved by a special committee composed of independent members of the Company's board of directors (the “Transaction Committee”). The Transaction Committee obtained a fairness opinion relating to this transaction from an independent financial advisor.

On September 8, 2021, the Company issued 2,188 Series E Shares to Family Trading, as partial settlement of $2,188 of the consideration outstanding from the VLCC Transaction.

On September 1, 2021, the Company sold the M/T Nord Valiant to unaffiliated third parties for gross proceeds of $26,350, part of which were used to prepay in full the outstanding amount of the BoComm Leasing Facility.

On July 28, 2021, the Company received a commitment letter from a major international financier for $107,709 ($53,854 per vessel) for the financing of the newbuilding vessels Julius Caesar (Hull No. 3213) and Legio X Equestris (Hull No. 3214), subject to definitive documentation. The credit facility will be repayable in 32 consecutive quarterly installments of $673 commencing three months after the delivery of each vessel, plus a balloon installment of $32,313 payable together with the last installment. The credit facility will bear interest at LIBOR plus a margin of 2.60% and will not bear any commitment fees.